CONSOLIDATED STATEMENTS OF CASH FLOWS ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)		Dec. 31, 2021 VND (₫)
OPERATING ACTIVITIES
Net loss for the period	₫ (57,429,578)		$ (2,406,334,451)	₫ (49,848,870)		₫ (32,218,961)
Adjustments:
Depreciation of property, plant and equipment	5,849,238		245,100,000	3,924,658		3,981,389
Amortization of intangible assets	466,454		19,500,000	2,341,850		897,562
Impairment of goodwill, assets and changes in fair value of held for sale assets						164,978
Amortization of finance lease right-of-use assets						12,421
Changes in operating lease right-of-use assets						273,270
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories						6,513,514
Allowance against receivables						206,325
Deferred tax income	(22,294)		(934,174)	946,738		150,536
Unrealized foreign exchange (gain)/losses						(448,262)
Investment (gain)/loss						(956,588)
Net loss/(gain) on financial instruments at fair value through profit or loss	4,879,833		204,467,988	(1,226,012)		1,710,029
Change in amortized costs of financial instruments measured at amortized cost	2,833,459		118,723,665	1,999,914		1,156,118
Losses on disposal of fixed assets	81,165		3,400,863			113,395
Share of losses from equity investees						36,786
Change in working capital:
Trade receivables, advance to suppliers, net investment in sales-type lease						(7,406,143)
Inventories						(3,857,721)
Trade payables, deferred revenues, and other payables						760,098
Operating lease liabilities						(224,085)
Prepayments, other receivables and other assets						166,251
Net cash flows used in operating activities						(28,969,088)
INVESTING ACTIVITIES
Purchase of property, plant and equipment, and intangible assets (including deposit paid under construction contracts)						(6,007,925)
Proceeds from disposal of property, plant and equipment						48,798
Disbursement of bank deposit						(3,219,449)
Collection of loans						11,054,900
Payment for acquisition of a subsidiary (net of cash held by entity being acquired)						(77,099)
Proceeds from disposal of equity investment (net of cash held by entity being disposed)						196,407
Proceed from disposal of net assets under common control						424,418
Net cash flows used in investing activities						2,420,050
FINANCING ACTIVITIES
Capital contribution from owners/issuance of ordinary shares						9,988,508
Deemed distribution to owners for transactions under common control						(498,959)
Proceeds from borrowings, business cooperation contract and convertible debenture						38,042,837
Repayment of borrowings						(18,677,191)
Net cash flows from financing activities						28,855,195
Net decrease in cash and cash equivalents and restricted cash						2,306,157
Cash, cash equivalents and restricted cash at beginning of the period	4,361,631	[1]		3,024,916		827,742
Net foreign exchange differences						(108,983)
Cash, cash equivalents and restricted cash at end of the period	4,858,767		200,278,937	4,361,631	[1]	3,024,916
Supplement disclosures of non-cash activities
Debt conversion to equity						4,121,775
Non-cash property, plant and equipment additions						2,274,048
Borrowings by converting from the Group's consideration payable for acquisition of Vingroup Investment Vietnam JSC						4,693,380
Establishment of right-of-use assets and lease liabilities at commencement dates and lease modification						1,318,222
Non-cash consideration included in the purchase consideration of business combination						280,912
Supplemental Disclosure
Interest paid, net of capitalized interest						2,873,846
Income tax paid						51,409
As previously reported
OPERATING ACTIVITIES
Net loss for the period	(57,429,578)		(2,406,334,451)	(49,848,870)
Adjustments:
Depreciation of property, plant and equipment	5,849,238		245,086,650	3,924,658
Amortization of intangible assets	466,454		19,544,708	2,341,850
Impairment of goodwill, assets and changes in fair value of held for sale assets	1,303,932		54,635,548	1,133,743
Changes in operating lease right-of-use assets	1,162,222		48,697,813	448,651
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories	8,679,116		363,660,270	5,988,521
Allowance against receivables				172,571
Deferred tax income	(22,294)		(934,174)	946,738
Unrealized foreign exchange (gain)/losses	773,198		32,397,469	744,989
Investment (gain)/loss				18,962
Net loss/(gain) on financial instruments at fair value through profit or loss	4,879,833		204,467,988	(1,226,012)
Change in amortized costs of financial instruments measured at amortized cost	2,833,459		118,723,665	1,999,914
Share-based compensation expenses	150,103		6,289,408
Losses on disposal of fixed assets	81,165		3,400,863
Change in working capital:
Trade receivables, advance to suppliers, net investment in sales-type lease	1,788,892		74,955,669	622,707
Inventories	(13,233,711)		(554,500,587)	(20,241,698)
Trade payables, deferred revenues, and other payables	(9,381,089)		(393,073,325)	17,792,820
Operating lease liabilities	(911,530)		(38,193,665)	(420,877)
Prepayments, other receivables and other assets	(638,776)		(26,765,105)	(27,080)
Net cash flows used in operating activities	(53,649,366)		(2,247,941,256)	(35,628,413)
INVESTING ACTIVITIES
Purchase of property, plant and equipment, and intangible assets (including deposit paid under construction contracts)	(24,953,280)		(1,045,557,697)	(17,681,672)
Repayment under a business investment and cooperation contract				(968,773)
Receipt from government grants	393,934		16,506,076
Proceeds from disposal of internal combustion engine ("ICE") assets				170,017
Proceeds from disposal of property, plant and equipment	1,003,506		42,047,515	1,412,976
Disbursement of bank deposit				(3,902)
Collection of loans	545,400		22,852,594	1,034,648
Payment for acquisition of a subsidiary (net of cash held by entity being acquired)	(6,900)		(289,114)
Proceeds from disposal of equity investment (net of cash held by entity being disposed)				(2,240)
Net cash flows used in investing activities	(23,017,340)		(964,440,626)	(16,038,946)
FINANCING ACTIVITIES
Capital contribution from owners/issuance of ordinary shares	4,759,291		199,417,204	6,317,129
Additional amount paid up to convert warrants to capital	1,421,444		59,559,373
Deemed contribution from owners	20,647,786		865,154,865	646,655
Payment for initial public offering costs				(41,649)
Proceeds from borrowings, business cooperation contract and convertible debenture	101,315,083		4,245,163,957	87,660,103
Repayment of borrowings	(50,722,940)		(2,125,322,216)	(41,637,135)
Net cash flows from financing activities	77,420,664		3,243,973,183	52,945,103
Net decrease in cash and cash equivalents and restricted cash	753,958		31,591,301	1,277,744
Cash, cash equivalents and restricted cash at beginning of the period	4,271,442		178,976,033	3,024,916
Net foreign exchange differences	(266,319)		(11,158,929)	(31,218)
Cash, cash equivalents and restricted cash at end of the period	4,759,081		199,408,405	4,271,442		₫ 3,024,916
Supplement disclosures of non-cash activities
Debt conversion to equity				71,515,874
Non-cash property, plant and equipment additions	7,313,950		306,458,979	13,349,412
Exercise of warrant liability	1,476,476		61,865,290
Commitment shares issued under Standby Equity Subscription Agreement	118,828		4,978,966
Establishment of right-of-use assets and lease liabilities at commencement dates and lease modification	3,678,024		154,111,456	2,772,465
Interest payable conversion to debt				2,625,845
Supplemental Disclosure
Interest paid, net of capitalized interest	7,487,827		313,744,532	4,378,839
Income tax paid	₫ 99,791		$ 4,181,304	₫ 22,618

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).